GOODWILL - Schedule of Forecast Benchmark Commodity Prices and Exchange Rates for Impairment (Details)	Dec. 31, 2024 $ / bbl	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / bbl	Dec. 31, 2024 $ / MMbtu	Dec. 31, 2024	Dec. 31, 2023 $ / bbl	Dec. 31, 2023 $ / $	Dec. 31, 2023 $ / bbl	Dec. 31, 2023 $ / MMbtu	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Closing foreign exchange rate							75.50%
Forecast benchmark commodity price, assumed annual increase, percent					2.00%					2.00%
2024 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices						73.67		97.97
Closing foreign exchange rate							75.20%
2024 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu									2.20
2025 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	71.58		100.53			74.98		99.71
Closing foreign exchange rate		71.20%					75.20%
2025 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				2.36					3.37
2026 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	74.48		102.31			76.14		100.85
Closing foreign exchange rate		72.80%					75.50%
2026 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				3.33					4.05
2027 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	75.81		102.03			77.66		102.86
Closing foreign exchange rate		74.30%					75.50%
2027 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				3.48					4.13
2028 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	77.66		104.52			79.22		104.93
Closing foreign exchange rate		74.30%					75.50%
2028 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				3.69					4.21
2029 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	79.22		106.62			80.80		107.02
Closing foreign exchange rate		74.30%					75.50%
2029 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				3.76					4.30
2030 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	80.80		108.75			82.42		109.17
Closing foreign exchange rate		74.30%					75.50%
2030 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				3.83					4.38
2031 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	82.42		110.93			84.06		111.34
Closing foreign exchange rate		74.30%					75.50%
2031 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				3.91					4.47
2032 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	84.06		113.14			85.74		113.56
Closing foreign exchange rate		74.30%					75.50%
2032 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				3.99					4.56
2033 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	85.74		115.40			87.46		115.84
Closing foreign exchange rate		74.30%					75.50%
2033 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.07					4.65
2034 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	87.46		117.71			89.21		118.16
Closing foreign exchange rate		74.30%					75.50%
2034 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.15					4.74
2035 | WTI Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices	89.21		120.07
Closing foreign exchange rate		74.30%
2035 | AECO Natural Gas Derivative Contracts – Canadian Dollar
Disclosure of reconciliation of changes in goodwill [line items]
Forecast benchmark, commodity prices | $ / MMbtu				4.23